UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sound Energy Partners, Inc.

Address:  354 Pequot Avenue
          Southport, Connecticut 06890

13F File Number: 028-11115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Slavko Negulic
Title:    Chief Financial Officer
Phone:    (203) 254-4500

Signature, Place and Date of Signing:


/s/ Slavko Negulic            Southport, Connecticut          May  12, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   87

Form 13F Information Table Value Total:  $1,545,134

                                         (thousands)

List of Other Included Managers:

NONE

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2008
           ITEM 1                  ITEM 2          ITEM 3     ITEM 4         ITEM 5          ITEM 6    ITEM 7         ITEM 8

                                                              MARKET
                                                    CUSIP      VALUE    SHRS OR SH/ PUT/   INVESTMENT  OTHR     VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS      NUMBER    (X1000)   PRN AMT PRN CALL   DISCRETION  MANG   SOLE    SHARED  NONE
       --------------           --------------      ------    -------   ------- --- ----   ----------  ----   ----    ------  ----
ACERGY S A                     SPONSORED ADR      00443E104    37,644   1763200 SH            SOLE     NONE   1763200    0     0
ACTIVE POWER INC               COM                00504W100    14,268   7670917 SH            SOLE     NONE   7670917    0     0
ADA ES INC                     COM                005208103       534     64720 SH            SOLE     NONE     64720    0     0
ALPHA NATURAL RESOURCES INC    COM                02076X102    81,098   1866900 SH            SOLE     NONE   1866900    0     0
APACHE CORP                    COM                037411105    12,082    100000 SH            SOLE     NONE    100000    0     0
ARCH COAL INC                  COM                039380100    15,660    360000 SH            SOLE     NONE    360000    0     0
ARCHER DANIELS MIDLAND CO      COM                039483102     7,438    180700 SH            SOLE     NONE    180700    0     0
ARENA RESOURCES INC            COM                040049108     3,406     88000 SH            SOLE     NONE     88000    0     0
BAKER HUGHES INC               COM                057224107     6,850    100000 SH            SOLE     NONE    100000    0     0
BAKER HUGHES INC               COM                057224107    54,800    800000 SH  CALL      SOLE     NONE    800000    0     0
BEACON POWER CORP              COM                073677106        40     42548 SH            SOLE     NONE     42548    0     0
BTU INTL INC                   COM                056032105     1,718    186761 SH            SOLE     NONE    186761    0     0
BUCYRUS INTL INC NEW           CL A               118759109    26,754    263200 SH            SOLE     NONE    263200    0     0
CAMECO CORP                    COM                13321L108     3,294    100000 SH            SOLE     NONE    100000    0     0
CAMERON INTERNATIONAL CORP     COM                13342B105    36,110    867200 SH            SOLE     NONE    867200    0     0
CAPSTONE TURBINE CORP          COM                14067D102     1,175    554400 SH            SOLE     NONE    554400    0     0
CIMAREX ENERGY CO              COM                171798101    21,896    400000 SH            SOLE     NONE    400000    0     0
COMPLETE PRODUCTION SERVICES   COM                20453E109     7,066    308000 SH            SOLE     NONE    308000    0     0
CREE INC                       COM                225447101     1,549     55400 SH  PUT       SOLE     NONE     55400    0     0
DELTA PETE CORP                COM NEW            247907207    44,045   1954100 SH            SOLE     NONE   1954100    0     0
DEVON ENERGY CORP NEW          COM                25179M103    40,689    390000 SH            SOLE     NONE    390000    0     0
DYNEGY INC DEL                 CL A               26817G102    14,202   1800000 SH            SOLE     NONE   1800000    0     0
ENERGYSOLUTIONS INC            DEPOSITARY SH      292756202    29,986   1307170 SH            SOLE     NONE   1307170    0     0
ENERNOC INC                    COM                292764107     1,135     99550 SH            SOLE     NONE     99550    0     0
EVERGREEN ENERGY INC           COM                30024B104     1,956   1270392 SH            SOLE     NONE   1270392    0     0
FORDING CDN COAL TR            TR UNIT            345425102    35,011    670700 SH            SOLE     NONE    670700    0     0
FORDING CDN COAL TR            TR UNIT            345425102     7,626    146100 SH  CALL      SOLE     NONE    146100    0     0
FOUNDATION COAL HLDGS INC      COM                35039W100    15,099    300000 SH            SOLE     NONE    300000    0     0
FUEL SYS SOLUTIONS INC         COM                35952W103       455     34127 SH            SOLE     NONE     34127    0     0
FUELCELL ENERGY INC            COM                35952H106    29,362   4415321 SH            SOLE     NONE   4415321    0     0
GENERAL ELECTRIC CO            COM                369604103     7,402    200000 SH            SOLE     NONE    200000    0     0
HALLIBURTON CO                 COM                406216101    21,879    556300 SH            SOLE     NONE    556300    0     0
HEADWATERS INC                 COM                42210P102     9,125    691829 SH            SOLE     NONE    691829    0     0
HECLA MNG CO                   COM                422704106     3,348    300000 SH            SOLE     NONE    300000    0     0
HELIX ENERGY SOLUTIONS GRP I   COM                42330P107     9,450    300000 SH            SOLE     NONE    300000    0     0
HERCULES OFFSHORE INC          COM                427093109    14,276    568300 SH            SOLE     NONE    568300    0     0
HESS CORP                      COM                42809H107    37,380    423900 SH            SOLE     NONE    423900    0     0
HYDROGENICS CORP               COM                448882100       789   1434138 SH            SOLE     NONE   1434138    0     0
INTERNATIONAL COAL GRP INC N   COM                45928H106     2,177    342900 SH  CALL      SOLE     NONE    342900    0     0
INTERNATIONAL RECTIFIER CORP   COM                460254105     3,006    139800 SH            SOLE     NONE    139800    0     0
ISHARES TR                     RUSL 2000 VALU     464287630     1,010     15400 SH            SOLE     NONE     15400    0     0
ITRON INC                      COM                465741106    15,147    167875 SH            SOLE     NONE    167875    0     0
IVANHOE ENERGY INC             COM                465790103       348    190385 SH            SOLE     NONE    190385    0     0
JA SOLAR HOLDINGS CO LTD       SPON ADR           466090107     1,116     60000 SH            SOLE     NONE     60000    0     0
JOY GLOBAL INC                 COM                481165108    26,064    400000 SH            SOLE     NONE    400000    0     0
LAYNE CHRISTENSEN CO           COM                521050104     3,502    100000 SH            SOLE     NONE    100000    0     0
MAXWELL TECHNOLOGIES INC       COM                577767106       235     23100 SH  PUT       SOLE     NONE     23100    0     0
MCDERMOTT INTL INC             COM                580037109     3,078     56146 SH            SOLE     NONE     56146    0     0
METHANEX CORP                  COM                59151K108     2,149     82100 SH            SOLE     NONE     82100    0     0
METHANEX CORP                  COM                59151K108     3,185    121700 SH  PUT       SOLE     NONE    121700    0     0
MIRANT CORP NEW                COM                60467R100     8,743    240251 SH            SOLE     NONE    240251    0     0
MIRANT CORP NEW                *W EXP 01/03/201   60467R118     9,498    599261 SH            SOLE     NONE    599261    0     0
MOSAIC CO                      COM                61945A107       482      4700 SH            SOLE     NONE      4700    0     0
NOBLE CORPORATION              SHS                G65422100    60,925   1226600 SH            SOLE     NONE   1226600    0     0
NOVA BIOSOURCE FUELS INC       COM                65488W103     1,324    876803 SH            SOLE     NONE    876803    0     0
OCCIDENTAL PETE CORP DEL       COM                674599105     3,659     50000 SH            SOLE     NONE     50000    0     0
OCEAN PWR TECHNOLOGIES INC     COM NEW            674870308     2,604    213053 SH            SOLE     NONE    213053    0     0
PARTICLE DRILLING TECHNOLOGI   COM                70212G101     1,066    549503 SH            SOLE     NONE    549503    0     0
PEABODY ENERGY CORP            COM                704549104    42,310    829600 SH            SOLE     NONE    829600    0     0
PETROHAWK ENERGY CORP          COM                716495106    63,636   3155000 SH            SOLE     NONE   3155000    0     0
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR      71654V408    30,633    300000 SH            SOLE     NONE    300000    0     0
POWERSHARES ETF TRUST          WNDRHLL CLN EN     73935X500     5,090    259700 SH            SOLE     NONE    259700    0     0
POWERSHARES ETF TRUST          WNDRHLL CLN EN     73935X500    15,874    809900 SH  CALL      SOLE     NONE    809900    0     0
QUANTA SVCS INC                COM                74762E102    45,601   1968124 SH            SOLE     NONE   1968124    0     0
RANGE RES CORP                 COM                75281A109    11,894    187450 SH            SOLE     NONE    187450    0     0
RENEGY HOLDINGS INC            COM                75845J109       178     41286 SH            SOLE     NONE     41286    0     0
RENTECH INC                    COM                760112102        11     12396 SH            SOLE     NONE     12396    0     0
ROWAN COS INC                  COM                779382100    46,546   1130305 SH            SOLE     NONE   1130305    0     0
SCHLUMBERGER LTD               COM                806857108    58,073    667500 SH            SOLE     NONE    667500    0     0
SOUTHWESTERN ENERGY CO         COM                845467109    25,739    764000 SH            SOLE     NONE    764000    0     0
SUNCOR ENERGY INC              COM                867229106    14,192    147300 SH            SOLE     NONE    147300    0     0
SUPERIOR OFFSHORE INTL INC     COM                86825Q104     2,180    658671 SH            SOLE     NONE    658671    0     0
TALISMAN ENERGY INC            COM                87425E103    33,471   1891000 SH            SOLE     NONE   1891000    0     0
TERRA INDS INC                 COM                880915103       527     14821 SH            SOLE     NONE     14821    0     0
TESCO CORP                     COM                88157K101       378     15800 SH            SOLE     NONE     15800    0     0
TETON ENERGY CORP              COM                881628101     1,965    413604 SH            SOLE     NONE    413604    0     0
TIDEWATER INC                  COM                886423102    20,688    375400 SH            SOLE     NONE    375400    0     0
TRANSMERIDIAN EXPL INC         COM                89376N108       134    150000 SH            SOLE     NONE    150000    0     0
TRANSOCEAN INC NEW             SHS                G90073100    83,755    619487 SH            SOLE     NONE    619487    0     0
ULTRA PETROLEUM CORP           COM                903914109    27,125    350000 SH            SOLE     NONE    350000    0     0
VALMONT INDS INC               COM                920253101    27,510    313000 SH            SOLE     NONE    313000    0     0
VERASUN ENERGY CORP            COM                92336G106       304     41400 SH            SOLE     NONE     41400    0     0
W & T OFFSHORE INC             COM                92922P106    39,035   1144400 SH            SOLE     NONE   1144400    0     0
WALTER INDS INC                COM                93317Q105    63,983   1021600 SH            SOLE     NONE   1021600    0     0
WEATHERFORD INTERNATIONAL LT   COM                G95089101    45,591    629100 SH            SOLE     NONE    629100    0     0
XTO ENERGY INC                 COM                98385X106    27,492    444416 SH            SOLE     NONE    444416    0     0
ZOLTEK COS INC                 COM                98975W104     5,304    200000 SH  CALL      SOLE     NONE    200000    0     0

SK 22214 0001 880891